Provision for Income Taxes	6 Months Ended
Dec. 31, 2025
Provision for Income Taxes [Abstract]
PROVISION FOR INCOME TAXES

NOTE 12 — PROVISION FOR INCOME TAXES

Cayman Islands and British Virgin Islands

Acco Group Holdings Limited is incorporated in Cayman Islands and Starry Prospect Limited is incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current Cayman Islands law and British Virgin Islands law, respectively. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

Singapore

Our subsidiary incorporated in Singapore is subject to the Singapore corporate income tax at a rate of 17%. Singapore operates a one-tier corporate tax system, meaning that tax paid by the Subsidiary on its chargeable income is final, and dividends paid to shareholders are exempt from further taxation.

HK SAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 21, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million. The following tables provide the reconciliation of the difference between the statutory and effective tax expenses following as of December 31, 2025 and June 30, 2025.

Significant components of the provision for income taxes are as follows

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Income tax expenses	$6,903	$57,391
Deferred income benefit	(1,925)	(2,943)
Total	$4,978	$54,448

(b) The following table provides the reconciliation of the differences between statutory and effective tax expenses for the year for the six months ended December 31, 2025 and 2024.

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Income before tax expenses	$99,175	$615,765
Income taxes computed at Hong Kong Profits Tax rate	16,364	83,264
Rate differences in various jurisdictions	4,467	18,893
Tax allowance at the statutory tax rates	(6,246)	(10,207)
Tax effect on non-assessable income	(1,570)	(2,076)
Tax effect of two-tier tax rate	(7,288)	(35,816)
Others	(749)	390
Income taxes	$4,978	$54,448

(c) Deferred tax

Significant components of the deferred tax assets are presented below

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Deferred tax assets:
– Provision for credit losses	$275	$(873)
– Plant and equipment	270	568
– Right-of-use asset and lease liabilities	4,117	3,043
Total	$4,662	$2,738